Income and Social Contribution Taxes - Summary of Reconciliation of Taxes (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of income and social contribution taxes [abstract]
Income before taxes		R$ 4,011,517	R$ 3,578,695	R$ 1,879,725
Statutory tax rates - %		34.00%	34.00%	34.00%
Income and social contribution taxes at the statutory tax rates		R$ (1,363,916)	R$ (1,216,756)	R$ (639,107)
Adjustment to the statutory income and social contribution taxes:
Nondeductible expenses		(14,729)	(11,535)	(11,006)
Nontaxable revenues	[1]	26,755	114,981	23,149
Adjustment to estimated income		1,807	2,173	10,136
Unrecorded deferred income and social contribution tax carryforwards		(205,794)	(36,227)	(4,602)
Share of profit (loss) of subsidiaries, joint ventures and associates		(44,090)	4,049	4,141
Interest on capital between subsidiaries		35,901	0	153,004
Other adjustments		(15,861)	(26,666)	29,327
Income and social contribution taxes before tax incentives		(1,579,927)	(1,169,981)	(434,958)
Tax incentives – SUDENE	[2]	94,310	109,039	93,444
Income and social contribution taxes in the statement of income		(1,485,617)	(1,060,942)	(341,514)
Current		(1,124,664)	(1,396,317)	(637,973)
Deferred		R$ (360,953)	R$ 335,375	R$ 296,459
Effective IRPJ and CSLL rates - %		37.00%	29.60%	(18.20%)

[1]	Consist of gains and income not taxable under applicable tax legislation, such as reimbursement of taxes, tax incentives, installments and reversal of certain provisions, as well as recovery of tax credits and amounts related to non-taxation of the income and social contribution taxes on the monetary variation (SELIC) in the repetition of undue tax lawsuits.
[2]	Certain subsidiaries have the benefit of income tax reduction for belonging to the sectors of the economy considered priority for the subsidized areas, with a 75% decrease in the income tax basis.